FINANCIAL RISK MANAGEMENT, Liquidity Risk (Details) - ARS ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Maturities of financial liabilities [Abstract]
Loans	$ 33,582,804	[1]	$ 31,684,940	[1]	$ 10,218,503
During 2021 [Member]
Maturities of financial liabilities [Abstract]
Loans	296,515
During 2022 [Member]
Maturities of financial liabilities [Abstract]
Loans	321,370
During 2023 [Member]
Maturities of financial liabilities [Abstract]
Loans	348,380
From 2025 onwards [Member]
Maturities of financial liabilities [Abstract]
Loans	30,894,452
Liquidity Risk [Member]
Maturities of financial liabilities [Abstract]
Loans	42,089,583		41,720,022
Other financial liabilities	3,909,899		5,352,330
Finance leases	3,046,173		3,383,655
Liquidity Risk [Member] | Without Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans	0		0
Other financial liabilities	0		0
Finance leases	0		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member]
Maturities of financial liabilities [Abstract]
Loans	0		0
Other financial liabilities	132,073		161,278
Finance leases	90,363		87,517
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2018 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	130,829
Finance leases	0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-19 to 03-31-19 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	311
Finance leases	0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-19 to 06-30-19 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	311
Finance leases	0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-19 to 12-31-19 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	311
Finance leases	90,363
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2017 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			159,366
Finance leases			0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-18 to 03-31-18 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			478
Finance leases			0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-18 to 06-30-18 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			478
Finance leases			0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-18 to 09-30-18 [Member]
Maturities of financial liabilities [Abstract]
Loans	0		0
Other financial liabilities	311		478
Finance leases	0		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-18 to 12-31-18 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			478
Finance leases			87,517
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial liabilities [Abstract]
Loans	42,089,583		41,720,022
Other financial liabilities	3,777,826		5,191,052
Finance leases	2,955,810		3,296,138
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-20 to 03-31-20 [Member]
Maturities of financial liabilities [Abstract]
Loans	1,027,502
Other financial liabilities	3,745,057
Finance leases	111,994
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-20 to 06-30-20 [Member]
Maturities of financial liabilities [Abstract]
Loans	1,010,644
Other financial liabilities	32,769
Finance leases	111,994
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-20 to 09-30-20 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	0
Finance leases	111,994
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-20 to 12-31-20 [Member]
Maturities of financial liabilities [Abstract]
Loans	1,010,644
Other financial liabilities	0
Finance leases	111,994
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-19 to 03-31-19 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			5,157,610
Finance leases			108,450
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-19 to 06-30-19 [Member]
Maturities of financial liabilities [Abstract]
Loans			978,663
Other financial liabilities			33,442
Finance leases			108,450
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-19 to 09-30-19 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			0
Finance leases			108,450
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-19 to 12-31-19 [Member]
Maturities of financial liabilities [Abstract]
Loans			978,663
Other financial liabilities			0
Finance leases			108,450
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2021 [Member]
Maturities of financial liabilities [Abstract]
Loans	2,021,288
Other financial liabilities	0
Finance leases	448,037
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial liabilities [Abstract]
Loans	2,021,288
Other financial liabilities	0
Finance leases	448,037
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial liabilities [Abstract]
Loans	2,021,288
Other financial liabilities	0
Finance leases	448,037
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial liabilities [Abstract]
Loans	2,021,288
Other financial liabilities	0
Finance leases	448,037
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2025 onwards [Member]
Maturities of financial liabilities [Abstract]
Loans	30,955,641
Other financial liabilities	0
Finance leases	715,686
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2020 [Member]
Maturities of financial liabilities [Abstract]
Loans			1,957,325
Other financial liabilities			0
Finance leases			433,860
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial liabilities [Abstract]
Loans			1,957,325
Other financial liabilities			0
Finance leases			433,860
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial liabilities [Abstract]
Loans			1,957,325
Other financial liabilities			0
Finance leases			433,860
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2024 onwards [Member]
Maturities of financial liabilities [Abstract]
Loans			31,933,396
Other financial liabilities			0
Finance leases			1,126,898
Liquidity Risk [Member] | With Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans	42,089,583		41,720,022
Other financial liabilities	3,909,899		5,352,330
Finance leases	$ 3,046,173		$ 3,383,655

[1]	Net of issuance expenses of Ps. 97,840 and Ps. 185,243 as of December 31, 2019 and 2018, respectively.